Allowance for credit losses - Average recorded investment and interest income recognized on impaired loans (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Financing Receivable, Impaired
Average Recorded Investment	$ 1,043,009
Interest Income Recognized	33,687
Construction
Financing Receivable, Impaired
Average Recorded Investment	10,399
Interest Income Recognized	25
Mortgages
Financing Receivable, Impaired
Average Recorded Investment	527,903
Interest Income Recognized	16,963
Commercial | Commercial multi-family
Financing Receivable, Impaired
Average Recorded Investment	2,813
Interest Income Recognized	50
Commercial | CRE non-owner occupied
Financing Receivable, Impaired
Average Recorded Investment	183,233
Interest Income Recognized	5,742
Commercial | CRE owner occupied
Financing Receivable, Impaired
Average Recorded Investment	138,336
Interest Income Recognized	6,528
Commercial | Commercial and Industrial
Financing Receivable, Impaired
Average Recorded Investment	71,828
Interest Income Recognized	4,097
Leasing
Financing Receivable, Impaired
Average Recorded Investment	823
Interest Income Recognized	0
Consumer | Credit cards
Financing Receivable, Impaired
Average Recorded Investment	26,775
Interest Income Recognized	0
Consumer | Home equity lines of credit
Financing Receivable, Impaired
Average Recorded Investment	8,988
Interest Income Recognized	0
Consumer | Personal loans
Financing Receivable, Impaired
Average Recorded Investment	70,044
Interest Income Recognized	282
Consumer | Auto Loan
Financing Receivable, Impaired
Average Recorded Investment	823
Interest Income Recognized	0
Consumer | Other
Financing Receivable, Impaired
Average Recorded Investment	1,044
Interest Income Recognized	0
Puerto Rico
Financing Receivable, Impaired
Average Recorded Investment	1,013,008
Interest Income Recognized	33,534
Puerto Rico | Construction
Financing Receivable, Impaired
Average Recorded Investment	1,151
Interest Income Recognized	25
Puerto Rico | Mortgages
Financing Receivable, Impaired
Average Recorded Investment	518,487
Interest Income Recognized	16,810
Puerto Rico | Commercial | Commercial multi-family
Financing Receivable, Impaired
Average Recorded Investment	1,470
Interest Income Recognized	50
Puerto Rico | Commercial | CRE non-owner occupied
Financing Receivable, Impaired
Average Recorded Investment	183,233
Interest Income Recognized	5,742
Puerto Rico | Commercial | CRE owner occupied
Financing Receivable, Impaired
Average Recorded Investment	137,710
Interest Income Recognized	6,528
Puerto Rico | Commercial | Commercial and Industrial
Financing Receivable, Impaired
Average Recorded Investment	71,828
Interest Income Recognized	4,097
Puerto Rico | Leasing
Financing Receivable, Impaired
Average Recorded Investment	823
Interest Income Recognized	0
Puerto Rico | Consumer | Credit cards
Financing Receivable, Impaired
Average Recorded Investment	26,775
Interest Income Recognized	0
Puerto Rico | Consumer | Home equity lines of credit
Financing Receivable, Impaired
Average Recorded Investment	0
Interest Income Recognized	0
Puerto Rico | Consumer | Personal loans
Financing Receivable, Impaired
Average Recorded Investment	69,664
Interest Income Recognized	282
Puerto Rico | Consumer | Auto Loan
Financing Receivable, Impaired
Average Recorded Investment	823
Interest Income Recognized	0
Puerto Rico | Consumer | Other
Financing Receivable, Impaired
Average Recorded Investment	1,044
Interest Income Recognized	0
Popular U.S.
Financing Receivable, Impaired
Average Recorded Investment	30,001
Interest Income Recognized	153
Popular U.S. | Construction
Financing Receivable, Impaired
Average Recorded Investment	9,248
Interest Income Recognized	0
Popular U.S. | Mortgages
Financing Receivable, Impaired
Average Recorded Investment	9,416
Interest Income Recognized	153
Popular U.S. | Commercial | Commercial multi-family
Financing Receivable, Impaired
Average Recorded Investment	1,343
Interest Income Recognized	0
Popular U.S. | Commercial | CRE non-owner occupied
Financing Receivable, Impaired
Average Recorded Investment	0
Interest Income Recognized	0
Popular U.S. | Commercial | CRE owner occupied
Financing Receivable, Impaired
Average Recorded Investment	626
Interest Income Recognized	0
Popular U.S. | Commercial | Commercial and Industrial
Financing Receivable, Impaired
Average Recorded Investment	0
Interest Income Recognized	0
Popular U.S. | Leasing
Financing Receivable, Impaired
Average Recorded Investment	0
Interest Income Recognized	0
Popular U.S. | Consumer | Credit cards
Financing Receivable, Impaired
Average Recorded Investment	0
Interest Income Recognized	0
Popular U.S. | Consumer | Home equity lines of credit
Financing Receivable, Impaired
Average Recorded Investment	8,988
Interest Income Recognized	0
Popular U.S. | Consumer | Personal loans
Financing Receivable, Impaired
Average Recorded Investment	380
Interest Income Recognized	0
Popular U.S. | Consumer | Auto Loan
Financing Receivable, Impaired
Average Recorded Investment	0
Interest Income Recognized	0
Popular U.S. | Consumer | Other
Financing Receivable, Impaired
Average Recorded Investment	0
Interest Income Recognized	$ 0